Tax-Managed Multi-Cap Growth Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Biotechnology — 2.7%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 6,576,542
		$ 6,576,542
Broadline Retail — 7.7%
Amazon.com, Inc.(1)	122,446	$ 19,003,619
		$ 19,003,619
Building Products — 0.5%
Trex Co., Inc.(1)	15,892	$ 1,294,880
		$ 1,294,880
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 2,674,856
		$ 2,674,856
Chemicals — 1.7%
Celanese Corp.	4,789	$ 700,583
Ecolab, Inc.	7,531	1,492,795
Sherwin-Williams Co.	6,570	1,999,776
		$ 4,193,154
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	49,420	$ 2,374,137
Waste Connections, Inc.	16,156	2,508,380
		$ 4,882,517
Consumer Staples Distribution & Retail — 1.7%
Performance Food Group Co.(1)	58,516	$ 4,252,943
		$ 4,252,943
Electrical Equipment — 2.3%
AMETEK, Inc.	34,300	$ 5,558,315
		$ 5,558,315
Entertainment — 0.9%
Electronic Arts, Inc.	7,649	$ 1,052,349
Walt Disney Co.	12,454	1,196,207
		$ 2,248,556
Financial Services — 5.5%
Fiserv, Inc.(1)	13,974	$ 1,982,491
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(1)	13,838	$ 993,707
Visa, Inc., Class A	38,845	10,614,785
		$ 13,590,983
Food Products — 1.1%
Mondelez International, Inc., Class A	35,144	$ 2,645,289
		$ 2,645,289
Ground Transportation — 3.2%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,833,818
Norfolk Southern Corp.	8,734	2,054,586
Uber Technologies, Inc.(1)	47,387	3,092,950
		$ 7,981,354
Health Care Equipment & Supplies — 3.1%
Intuitive Surgical, Inc.(1)	8,574	$ 3,242,858
Stryker Corp.	12,668	4,249,861
		$ 7,492,719
Health Care Providers & Services — 3.3%
R1 RCM, Inc.(1)	36,738	$ 376,197
UnitedHealth Group, Inc.	15,062	7,707,828
		$ 8,084,025
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.(1)	735	$ 2,577,991
Starbucks Corp.	12,443	1,157,572
		$ 3,735,563
Interactive Media & Services — 11.6%
Alphabet, Inc., Class A(1)	71,981	$ 10,084,538
Alphabet, Inc., Class C(1)	74,560	10,572,608
Meta Platforms, Inc., Class A(1)	20,515	8,003,722
		$ 28,660,868
IT Services — 5.1%
Accenture PLC, Class A	18,307	$ 6,661,551
GoDaddy, Inc., Class A(1)	44,180	4,712,239
Okta, Inc.(1)	15,035	1,242,643
		$ 12,616,433
Life Sciences Tools & Services — 1.2%
Danaher Corp.	11,868	$ 2,847,252
		$ 2,847,252

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., Class A	10,679	$ 1,409,521
		$ 1,409,521
Pharmaceuticals — 2.0%
Zoetis, Inc.	26,003	$ 4,883,624
		$ 4,883,624
Semiconductors & Semiconductor Equipment — 3.3%
Monolithic Power Systems, Inc.	8,854	$ 5,336,483
NVIDIA Corp.	4,678	2,878,233
		$ 8,214,716
Software — 20.6%
Adobe, Inc.(1)	14,102	$ 8,711,933
Altair Engineering, Inc., Class A(1)	7,902	671,828
Intuit, Inc.	6,414	4,049,351
Microsoft Corp.	74,352	29,560,868
Salesforce, Inc.(1)	27,530	7,738,408
		$ 50,732,388
Specialty Retail — 1.7%
TJX Cos., Inc.	44,664	$ 4,239,060
		$ 4,239,060
Technology Hardware, Storage & Peripherals — 10.1%
Apple, Inc.	134,541	$ 24,809,360
		$ 24,809,360
Textiles, Apparel & Luxury Goods — 2.7%
Lululemon Athletica, Inc.(1)	10,550	$ 4,787,801
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	19,321	$ 1,961,661
		$ 6,749,462
Trading Companies & Distributors — 2.3%
United Rentals, Inc.	8,869	$ 5,546,673
		$ 5,546,673
Total Common Stocks (identified cost $67,716,169)		$244,924,672

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(2)	1,412,540	$ 1,412,540
Total Short-Term Investments (identified cost $1,412,540)		$ 1,412,540
Total Investments — 100.1% (identified cost $69,128,709)		$246,337,212
Other Assets, Less Liabilities — (0.1)%		$ (142,768)
Net Assets — 100.0%		$246,194,444
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

The Portfolio did not have any open derivative instruments at January 31, 2024.
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,412,540, which represents 0.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$957,927	$1,885,849	$(1,431,236)	$ —	$ —	$1,412,540	$14,924	1,412,540
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$244,924,672*	$ —	$ —	$244,924,672
Short-Term Investments	1,412,540	—	—	1,412,540
Total Investments	$246,337,212	$ —	$ —	$246,337,212
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.
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